UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      ASA Limited
Address:   11 Summer Street, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence G. Nardolillo
Title:   Chief Financial Officer  & Treasurer
Phone:   716-883-2428

Signature, Place, and Date of Signing:

/s/ Lawrence G. Nardolillo    Florham Park, New Jersey       July 24, 2009
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $264,405            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE


                        TITLE                      VALUE     SHARES/   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          OF CLASS       CUSIP      (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Agnico-Eagle
  Mines Limited         Common Stock   008474108   31,488     600,000  SH                                   Sole      600,000

Barrick Gold            Common Stock   067901108   34,389   1,025,000  SH                                   Sole    1,025,000
  Corporation

Compania de Minas       Sponsored ADR  204448104   35,060   1,459,000  SH                                   Sole    1,459,000
  Buenaventura

Goldcorp Inc.           Common Stock   380956409   41,700   1,200,000  SH                                   Sole    1,200,000

Harmony Gold Mining
  Company Limited       Sponsored ADR  413216300    5,192     503,100  SH                                   Sole      503,100

Kinross Gold
  Corporation           Common Stock   496902404   20,419   1,125,000  SH                                   Sold    1,125,000

Newmont Mining          Common Stock   651639106   17,180     420,368  SH                                   Sole      420,368
  Corporation

NovaGold                Note           66987EAA5    8,750  15,000,000  PRN                                  Sole   15,000,000
  Resources Inc.

NovaGold                Common Shares  66987E206    4,955   1,157,691  SH                                   Sole    1,157,691
  Resources Inc.

Randgold                ADR            752344309   59,017     919,700  SH                                   Sole      919,700
  Resources Limited

Royal Gold Inc.         Common Shares  780287108    6,255     150,000  SH                                   Sole      150,000